UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    UBS Asset Management International Limited
Address: Triton Court, 14 Finsbury Square,
         London, UK, EC2A 1PD

13F File Number: 28-05959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David Fitzharris
Title: Director, Legal & Compliance
Phone: (44)207-901-5084
Signature, Place, and Date of Signing:

/s/ D.Fitzharris  LONDON, UK   November 12, 2001


Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  1308

Form 13F Information Table Value Total:  $3,000,076,866


No.      13F File Number    Name

1         28-05673          UBS Asset Management Limited

3         28-05961          Phillips & Drew Life Limited